CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 5,571,019	$ 2,081,963	$ 17,438
Accounts receivable	3,948,152	112,921	157,295
Inventory	18,000,752	340,636	287,373
Prepaid expenses	2,989,395	42,704	150,671
Other current assets	489,145	6,750
Total current assets	30,998,463	2,584,974	612,777
Restricted cash	3,047,023	0
Deferred financing costs, net	2,187,935
Intangible assets, net	102,083,183
Goodwill	134,332,545
Property and equipment, net	1,544,452	27,376
Total Asset	274,193,601	2,612,350	612,777
Current liabilities
Accounts payable and accrued expenses	19,331,350	306,200	37,853
Deferred revenue			17,699
Revolving credit line		0	20,641
Convertible promissory notes		650,000
Private placement funds received in advance		1,100,000
Due to related party		448,166	703,870
Current portion of long-term debt	50,764,201
Deferred compensation			350,003
Other liabilities	22,967	20,000
Total current liabilities	70,118,518	2,524,366	1,130,066
Warrant liabilities	86,860,291	16,600,500
Derivative liability	24,732,921
Deferred tax liability	9,427,331
Long-term debt, net of current portion	1,261,827
Total liabilities	192,400,888	19,124,866	1,130,066
Stockholders' deficit
Common stock, value	74,628	53,394	32,500
Additional paid-in capital	184,638,841	4,727,138	36,811
Accumulated other comprehensive income	2,863,499
Accumulated deficit	(105,784,255)	(21,293,048)	(586,600)
Total stockholders' deficit	81,792,713	(16,512,516)	(517,289)
Total liabilities and stockholders' deficit	$ 274,193,601	$ 2,612,350	$ 612,777